Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross realized gains	$ 459,934	$ 715,223	$ 707,407
Gross realized losses			(42,794)
Net gains on sales of securities	$ 459,934	$ 715,223	$ 664,613